Jan. 28, 2026
SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus
Investment Goal
Capital appreciation with less volatility than the broad global equity markets.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.99%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Global Managed Volatility Fund — Class Y Shares	$101	$315	$547	$1,213

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, depositary receipts, exchange-traded funds (ETFs) and real estate investment trusts (REITs). The Fund also may use futures contracts and forward contracts.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser), directly manages a portion of the Fund's assets. With the remaining assets, the Fund uses a multi-manager approach, relying on one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage Fund assets under the general supervision of SIMC. This approach is intended to manage the risk characteristics of the Fund. The Fund seeks to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the MSCI World Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Sub-Advisers believe will produce a less volatile return than the market over time. SIMC and each Sub-Adviser effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry.

In managing the Fund's currency exposure from foreign securities, the Fund may buy and sell futures or forward contracts on currencies for hedging purposes.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 10.66% (06/30/2020) Worst Quarter: -19.18% (03/31/2020)

Best Quarter: 10.66% (06/30/2020) Worst Quarter: -19.18% (03/31/2020)
Average Annual Total Returns (for the periods ended December 31, 2025)

This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Global Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (7/27/2006)
Return Before Taxes	13.68%	8.75%	7.75%	6.12%
Return After Taxes on Distributions	11.42%	6.37%	5.72%	4.48%
Return After Taxes on Distributions and Sale of Fund Shares	9.71%	6.47%	5.75%	4.46%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	32.39%	7.91%	8.41%	5.29%
MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	10.54%	6.29%	7.80%	7.02%
MSCI World Index Return (Net) (reflects no deduction for fees or expenses)	21.09%	12.15%	12.17%	8.46%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.